Income tax - Disclosure of current and deferred portions of income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current income tax expense	$ (1,224)	$ (626)
Deferred tax benefits	904	599
Income tax expense	$ (320)	$ (27)